Disclosure of Fair Value Measurement of Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	$ 1,691	$ 2,360
Financial liabilities at amortised cost, category [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	161	184
Financial liabilities at amortised cost, category [member] | Payables and Accrued Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	1,530	2,176
Cash and Cash Equivalent [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)
Trade and Other Receivables [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)
Restricted Cash [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	66,949	26,290
Financial assets at amortised cost, category [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)
Financial assets at amortised cost, category [member] | Payables and Accrued Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)
Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	65,300	24,271
Financial assets at amortised cost, category [member] | Trade and Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	1,314	1,681
Financial assets at amortised cost, category [member] | Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	$ 335	$ 338